Operating Leases - Summary of Minimum Contractual Future Revenues (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Operating Leases, Future Minimum Payments Receivable [Abstract]
2015	$ 140,929
2016	141,425
2017	136,223
2018	79,566
2019	33,650
2020 and thereafter	117,404
Total	$ 649,197